Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital	Other Equity Instruments	Retained Earnings	Other Reserves Fair Value Reserves	Other Reserves Cash Flow Hedging	Other Reserves Currency Translation	Total	Non-Controlling Interests
Beginning balance at Dec. 31, 2018	£ 16,220	£ 7,060	£ 2,041	£ 6,439	£ 24	£ 251	£ 5	£ 15,820	£ 400
- Profit after tax	411			385				385	26
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	11				11			11
- Cash flow hedges	240					240		240
- Pension remeasurement	(210)			(210)				(210)
- Own credit adjustment	(43)			(43)				(43)
Total comprehensive income	409			132	11	240		383	26
Repurchase of non-controlling interests and other equity instruments	(14)								(14)
Dividends on ordinary shares	(138)			(138)				(138)
Dividends on other equity instruments	(73)			(73)				(73)
Dividends on non-controlling interests	(18)								(18)
Ending balance at Jun. 30, 2019	16,386	7,060	2,041	6,360	35	491	5	15,992	394
Beginning balance at Dec. 31, 2019	16,341	7,060	2,241	6,251	24	368	2	15,946	395
- Profit after tax	112			84				84	28
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(15)				(15)			(15)
- Cash flow hedges	404					404		404
- Pension remeasurement	(279)			(278)				(278)	(1)
- Own credit adjustment	14			14				14
- Currency translation on foreign operations	(2)						(2)	(2)
Total comprehensive income	234			(180)	(15)	404	(2)	207	27
Dividends on other equity instruments	(74)			(74)				(74)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Jun. 30, 2020	£ 16,484	£ 7,060	£ 2,241	£ 5,997	£ 9	£ 772	£ 0	£ 16,079	£ 405